Cover	Jun. 18, 2026
Entity Addresses [Line Items]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	BIOVIE INC.
Entity Central Index Key	0001580149
Entity Tax Identification Number	46-2510769
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	680 W Nye Lane Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	888-3162
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Jun. 18, 2026
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	680 W Nye Lane Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	888-3162
Contact Personnel Name	Cuong Do